SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translations (Details)	Dec. 31, 2017 Rp / RM Rp / ¥ Rp / € Rp / $ Rp / $	Dec. 31, 2016 Rp / RM Rp / ¥ Rp / € Rp / $ Rp / $
Buy | USD
Foreign currency translations
Foreign currency translations	13,565	13,470
Buy | Australian dollar
Foreign currency translations
Foreign currency translations	10,592	9,721
Buy | Euro
Foreign currency translations
Foreign currency translations | Rp / €	16,231	14,170
Buy | Yen
Foreign currency translations
Foreign currency translations | Rp / ¥	120.48	115.01
Buy | Malaysian ringgits
Foreign currency translations
Foreign currency translations | Rp / RM	3,349	3,002
Sell | USD
Foreign currency translations
Foreign currency translations	13,570	13,475
Sell | Australian dollar
Foreign currency translations
Foreign currency translations	10,598	9,726
Sell | Euro
Foreign currency translations
Foreign currency translations | Rp / €	16,242	14,181
Sell | Yen
Foreign currency translations
Foreign currency translations | Rp / ¥	120.55	115.10
Sell | Malaysian ringgits
Foreign currency translations
Foreign currency translations | Rp / RM	3,355	3,005